Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
1 / June 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 97.54%
ASSET-BACKED SECURITIES — 0.34%**
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
1,2
$ 41,684 $ 38,375
Total Asset-Backed Securities
(Cost $41,684)
CORPORATES — 89.36%*
Banking — 12.23%
Bank of America Corp.
1.73% 07/22/27
3
188,000 167,630
2.69% 04/22/32
3
20,000 16,814
3.00% 12/20/23
3
35,000 34,894
Bank of America Corp.
(MTN)
2.09% 06/14/29
3
110,000 94,346
3.97% 03/05/29
3
20,000 19,077
4.08% 03/20/51
3
20,000 17,210
4.27% 07/23/29
3
15,000 14,449
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
3,4,5
30,000 25,835
2.19% 06/05/26
3,4,5
25,000 22,696
2.59% 09/11/25
3,4,5
5,000 4,736
3.09% 05/14/32
3,4,5
20,000 16,028
Discover Bank
(BKNT)
3.45% 07/27/26 25,000 23,654
4.20% 08/08/23 10,000 10,033
DNB Bank ASA
(Norway)
1.13% 09/16/26
3,4,5
50,000 45,158
Fifth Third Bancorp
2.55% 05/05/27 40,000 36,694
HSBC Holdings PLC
(United Kingdom)
2.21% 08/17/29
3,5
120,000 100,930
JPMorgan Chase & Co.
1.58% 04/22/27
3
70,000 62,500
2.07% 06/01/29
3
15,000 12,938
3.11% 04/22/51
3
70,000 51,443
4.01% 04/23/29
3
20,000 19,187
4.02% 12/05/24
3
55,000 54,852
4.20% 07/23/29
3
25,000 24,140
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,5
10,000 8,904
3.87% 07/09/25
3,5
65,000 64,255
Macquarie Group Ltd.
(Australia)
1.34% 01/12/27
3,4,5
10,000 8,805
1.63% 09/23/27
3,4,5
30,000 26,131
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,5
50,000 49,517
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,5
$ 55,000 $ 51,414
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
3
260,000 233,045
3.35% 03/02/33
3
15,000 13,342
3.53% 03/24/28
3
20,000 18,984
5.01% 04/04/51
3
15,000 14,752
1,364,393
Communications — 10.39%
AT&T, Inc.
2.55% 12/01/33 10,000 8,154
3.80% 12/01/57 188,000 146,450
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30% 02/01/32 50,000 37,998
3.75% 02/15/28 45,000 41,599
3.90% 06/01/52 5,000 3,506
5.38% 05/01/47 52,000 44,636
5.75% 04/01/48 20,000 18,043
Charter Communications Operating, LLC/Charter
Communications Operating Capital
5.25% 04/01/53 5,000 4,235
Comcast Corp.
1.50% 02/15/31 50,000 40,171
2.94% 11/01/56 23,000 16,122
3.97% 11/01/47 35,000 30,526
4.00% 11/01/49 15,000 13,107
Cox Communications, Inc.
2.60% 06/15/31
4
40,000 33,496
3.15% 08/15/24
4
18,000 17,576
Discovery Communications LLC
3.63% 05/15/30 45,000 40,089
Fox Corp.
3.50% 04/08/30 25,000 22,709
Level 3 Financing, Inc.
3.40% 03/01/27
4
10,000 8,704
3.88% 11/15/29
4
24,000 19,869
Paramount Global
4.20% 05/19/32 20,000 17,750
4.60% 01/15/45 14,000 11,014
Qwest Corp.
7.25% 09/15/25 20,000 20,675
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
4
35,000 29,900
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
4
68,750 68,813
5.15% 03/20/28
4
15,000 15,134
Tencent Holdings Ltd.
(Cayman Islands)
3.98% 04/11/29
4,5
40,000 38,049
Time Warner Cable LLC
5.50% 09/01/41 33,000 28,862

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
T-Mobile USA, Inc.
2.55% 02/15/31 $ 103,000 $ 86,777
3.75% 04/15/27 5,000 4,812
3.88% 04/15/30 20,000 18,684
4.50% 04/15/50 22,000 19,572
Verizon Communications, Inc.
2.36% 03/15/32 110,000 91,308
2.55% 03/21/31 37,000 31,676
4.50% 08/10/33 55,000 53,698
Vodafone Group PLC
(United Kingdom)
4.25% 09/17/50
5
41,000 34,358
Walt Disney Co. (The)
3.60% 01/13/51 38,000 31,801
6.20% 12/15/34 8,000 9,137
1,159,010
Consumer Discretionary — 4.43%
Altria Group, Inc.
3.70% 02/04/51 5,000 3,219
3.88% 09/16/46 11,000 7,470
5.95% 02/14/49 15,000 13,175
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc.
4.70% 02/01/36 30,000 28,889
4.90% 02/01/46 38,000 35,787
Anheuser-Busch InBev Worldwide, Inc.
4.60% 04/15/48 77,000 69,375
Bacardi Ltd.
(Bermuda)
4.70% 05/15/28
4,5
20,000 19,775
BAT Capital Corp.
4.39% 08/15/37 45,000 35,769
4.54% 08/15/47 50,000 36,747
Church & Dwight Co., Inc.
5.00% 06/15/52 35,000 35,936
Clorox Co. (The)
4.60% 05/01/32 30,000 30,133
Constellation Brands, Inc.
3.75% 05/01/50 35,000 28,036
Hyatt Hotels Corp.
1.80% 10/01/24 45,000 42,668
Imperial Brands Finance PLC
(United Kingdom)
4.25% 07/21/25
4,5
35,000 34,485
Magallanes, Inc.
4.28% 03/15/32
4
15,000 13,410
5.14% 03/15/52
4
65,000 54,654
Reynolds American, Inc.
5.85% 08/15/45 5,000 4,253
493,781
Electric — 7.50%
AEP Transmission Co. LLC,
Series M
3.65% 04/01/50 10,000 8,279
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
AEP Transmission Co. LLC,
Series N
2.75% 08/15/51 $ 50,000 $ 35,416
Alabama Power Co.
5.50% 03/15/41 9,000 9,190
Alliant Energy Finance LLC
1.40% 03/15/26
4
45,000 40,031
Appalachian Power Co.
4.45% 06/01/45 10,000 8,814
Appalachian Power Co.,
Series X
3.30% 06/01/27 20,000 19,191
Baltimore Gas and Electric Co.
2.90% 06/15/50 43,000 31,814
Black Hills Corp.
4.35% 05/01/33 35,000 32,755
Consolidated Edison Co. of New York, Inc.
3.20% 12/01/51 33,000 25,097
Consolidated Edison Co. of New York, Inc.,
Series 2017
3.88% 06/15/47 10,000 8,409
Duke Energy Carolinas LLC
3.75% 06/01/45 70,000 59,209
3.88% 03/15/46 15,000 13,202
4.00% 09/30/42 10,000 8,957
Evergy, Inc.
2.45% 09/15/24 5,000 4,812
FirstEnergy Transmission LLC
5.45% 07/15/44
4
55,000 51,972
Florida Power & Light Co.
4.13% 02/01/42 115,000 108,407
Interstate Power and Light Co.
2.30% 06/01/30 20,000 17,038
ITC Holdings Corp.
4.05% 07/01/23 10,000 10,055
Metropolitan Edison Co.
4.00% 04/15/25
4
39,000 38,378
MidAmerican Energy Co.
4.25% 05/01/46 10,000 9,363
Narragansett Electric Co. (The)
3.40% 04/09/30
4
10,000 9,400
Northern States Power Co.
4.13% 05/15/44 10,000 9,135
Oncor Electric Delivery Co. LLC
4.60% 06/01/52
4
10,000 9,961
PacifiCorp.
4.13% 01/15/49 60,000 53,906
PECO Energy Co.
4.60% 05/15/52 10,000 10,073
Public Service Co. of New Mexico
3.85% 08/01/25 45,000 44,264
Southern Co. (The)
3.25% 07/01/26 6,000 5,758
Tucson Electric Power Co.
3.85% 03/15/23 60,000 60,114

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
3 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Virginia Electric & Power Co.,
Series B
3.80% 09/15/47 $ 20,000 $ 17,130
Virginia Electric and Power Co.
2.45% 12/15/50 27,000 18,189
Vistra Operations Co., LLC
3.55% 07/15/24
4
6,000 5,822
Xcel Energy, Inc.
4.80% 09/15/41 55,000 52,435
836,576
Energy — 5.06%
Boston Gas Co.
3.76% 03/16/32
4
10,000 9,286
BP Capital Markets America, Inc.
3.63% 04/06/30 35,000 33,147
Energy Transfer LP
4.95% 06/15/28 25,000 24,660
5.00% 05/15/50 55,000 46,950
5.40% 10/01/47 6,000 5,285
6.13% 12/15/45 12,000 11,527
EQM Midstream Partners LP
6.50% 07/15/48 8,000 6,180
Exxon Mobil Corp.
4.33% 03/19/50 7,000 6,618
KeySpan Gas East Corp.
5.82% 04/01/41
4
15,000 15,169
Kinder Morgan Energy Partners LP
5.80% 03/15/35 15,000 15,155
Kinder Morgan Energy Partners LP
(MTN)
6.95% 01/15/38 15,000 16,248
Kinder Morgan, Inc.
(GMTN)
7.80% 08/01/31 15,000 17,478
Lundin Energy Finance BV
(Netherlands)
3.10% 07/15/31
4,5
30,000 25,023
NGPL Pipe Co. LLC
3.25% 07/15/31
4
20,000 16,730
4.88% 08/15/27
4
10,000 9,896
Petroleos Mexicanos
(Mexico)
7.69% 01/23/50
5
40,000 27,323
Phillips 66 Co.
4.90% 10/01/46
4
10,000 9,562
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 31,000 27,409
3.80% 09/15/30 15,000 13,275
4.50% 12/15/26 13,000 12,782
Rockies Express Pipeline LLC
3.60% 05/15/25
4
30,000 27,000
6.88% 04/15/40
4
17,000 14,152
Ruby Pipeline LLC
8.00% 04/01/22
1,2,4,6,7
5,758 4,923
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Sabine Pass Liquefaction LLC
4.20% 03/15/28 $ 3,000 $ 2,889
Shell International Finance BV
(Netherlands)
3.13% 11/07/49
5
20,000 15,561
4.00% 05/10/46
5
11,000 9,756
Southern Co. Gas Capital Corp.
2.45% 10/01/23 13,000 12,839
4.40% 06/01/43 10,000 8,714
5.88% 03/15/41 30,000 31,648
Southern Natural Gas Co. LLC
4.80% 03/15/47
4
15,000 13,557
Texas Eastern Transmission LP
2.80% 10/15/22
4
40,000 39,958
TransCanada PipeLines Ltd.
(Canada)
5.00% 10/16/43
5
15,000 14,373
Williams Cos., Inc. (The)
3.50% 10/15/51 15,000 11,193
3.90% 01/15/25 8,000 7,910
564,176
Finance — 11.50%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
5
13,000 11,328
3.00% 10/29/28
5
15,000 12,628
3.30% 01/30/32
5
15,000 11,964
3.88% 01/23/28
5
4,000 3,622
Air Lease Corp.
3.63% 12/01/27 19,000 17,004
4.25% 09/15/24 20,000 19,773
American Express Co.
2.55% 03/04/27 20,000 18,657
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
4,5
3,000 2,448
2.75% 02/21/28
4,5
10,000 8,178
2.88% 02/15/25
4,5
25,000 23,032
Capital One Financial Corp.
1.34% 12/06/24
3
35,000 33,554
3.27% 03/01/30
3
10,000 8,870
Cboe Global Markets, Inc.
3.00% 03/16/32 20,000 17,917
Charles Schwab Corp. (The)
2.90% 03/03/32 20,000 17,621
Citigroup, Inc.
2.57% 06/03/31
3
100,000 84,145
2.88% 07/24/23
3
50,000 50,010
3.06% 01/25/33
3
25,000 21,251
3.52% 10/27/28
3
30,000 28,056
3.67% 07/24/28
3
25,000 23,662
3.79% 03/17/33
3
30,000 27,128
Citigroup, Inc.,
Series VAR
3.07% 02/24/28
3
13,000 12,067

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Ford Motor Credit Co. LLC
4.25% 09/20/22 $ 19,000 $ 18,995
Goldman Sachs Group, Inc. (The)
1.43% 03/09/27
3
15,000 13,344
1.54% 09/10/27
3
20,000 17,572
1.95% 10/21/27
3
20,000 17,716
2.38% 07/21/32
3
10,000 8,105
2.60% 02/07/30 100,000 85,344
2.65% 10/21/32
3
25,000 20,628
2.91% 07/24/23
3
35,000 34,981
3.27% 09/29/25
3
30,000 29,205
3.50% 11/16/26 5,000 4,801
Intercontinental Exchange, Inc.
1.85% 09/15/32 40,000 31,357
JPMorgan Chase & Co.
2.95% 02/24/28
3
20,000 18,560
4.57% 06/14/30
3
35,000 34,425
LSEGA Financing PLC
(United Kingdom)
2.00% 04/06/28
4,5
40,000 35,086
Morgan Stanley
0.99% 12/10/26
3
70,000 62,112
5.30% 04/20/37
3
10,000 9,712
Morgan Stanley
(GMTN)
0.79% 01/22/25
3
25,000 23,650
1.51% 07/20/27
3
85,000 74,780
3.77% 01/24/29
3
25,000 23,772
Morgan Stanley
(MTN)
1.16% 10/21/25
3
15,000 13,917
1.93% 04/28/32
3
55,000 43,691
Nationwide Building Society
(United Kingdom)
3.77% 03/08/24
3,4,5
65,000 64,848
4.36% 08/01/24
3,4,5
15,000 15,023
ORIX Corp.
(Japan)
4.00% 04/13/32
5
40,000 38,318
Park Aerospace Holdings Ltd.
(Cayman Islands)
5.50% 02/15/24
4,5
2,000 1,985
Pipeline Funding Co. LLC
7.50% 01/15/30
4
26,349 29,775
Raymond James Financial, Inc.
3.75% 04/01/51 40,000 32,809
4.65% 04/01/30 25,000 24,671
1,282,097
Food — 1.36%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
6.50% 12/01/52
4,5
35,000 33,056
Kraft Heinz Foods Co.
3.75% 04/01/30 5,000 4,625
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Food (continued)
4.38% 06/01/46 $ 10,000 $ 8,336
4.63% 10/01/39 10,000 8,770
5.00% 07/15/35 10,000 9,737
Mondelez International, Inc.
3.00% 03/17/32 35,000 30,644
Pilgrim's Pride Corp.
3.50% 03/01/32
4
35,000 27,490
Smithfield Foods, Inc.
2.63% 09/13/31
4
30,000 24,090
5.20% 04/01/29
4
5,000 4,917
151,665
Health Care — 10.93%
AbbVie, Inc.
4.05% 11/21/39 20,000 17,852
4.40% 11/06/42 45,000 41,004
4.50% 05/14/35 13,000 12,637
4.55% 03/15/35 20,000 19,485
Alcon Finance Corp.
2.60% 05/27/30
4
30,000 25,630
Amgen, Inc.
3.00% 01/15/52 5,000 3,556
3.15% 02/21/40 45,000 35,747
3.35% 02/22/32 25,000 22,909
4.40% 05/01/45 15,000 13,665
Ascension Health,
Series B
2.53% 11/15/29 10,000 9,046
Barnabas Health, Inc.,
Series 2012
4.00% 07/01/28 5,000 4,916
Baxter International, Inc.
3.95% 04/01/30 10,000 9,593
Bayer U.S. Finance II LLC
3.88% 12/15/23
4
5,000 4,993
4.38% 12/15/28
4
25,000 24,370
4.88% 06/25/48
4
30,000 27,033
Becton Dickinson and Co.
3.79% 05/20/50 30,000 24,821
4.67% 06/06/47 5,000 4,690
Centene Corp.
3.00% 10/15/30 21,000 17,459
Children's Hospital Medical Center
2.82% 11/15/50 20,000 14,734
Cigna Corp.
3.40% 03/15/51 5,000 3,858
3.88% 10/15/47 33,000 27,280
4.38% 10/15/28 25,000 24,833
City of Hope,
Series 2013
5.62% 11/15/43 15,000 16,288
City of Hope,
Series 2018
4.38% 08/15/48 10,000 9,313
CommonSpirit Health
2.78% 10/01/30 35,000 30,188

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
5 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
3.91% 10/01/50 $ 10,000 $ 8,048
CVS Health Corp.
5.05% 03/25/48 68,000 65,160
Danaher Corp.
2.80% 12/10/51 40,000 28,922
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 45,000 38,027
Elanco Animal Health, Inc.
6.40% 08/28/28 5,000 4,784
Elevance Health, Inc.
3.60% 03/15/51 10,000 8,133
3.70% 09/15/49 15,000 12,434
Hackensack Meridian Health, Inc.,
Series 2020
2.88% 09/01/50 30,000 21,884
HCA, Inc.
3.63% 03/15/32
4
10,000 8,454
5.25% 06/15/49 50,000 43,165
5.38% 09/01/26 29,000 28,842
Humana, Inc.
3.95% 03/15/27 25,000 24,544
Illumina, Inc.
2.55% 03/23/31 35,000 28,492
Johnson & Johnson
4.50% 09/01/40 35,000 35,411
Kaiser Foundation Hospitals
3.15% 05/01/27 10,000 9,725
Mass General Brigham, Inc.,
Series 2020
3.34% 07/01/60 10,000 7,513
Mayo Clinic,
Series 2013
4.00% 11/15/47 25,000 23,510
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52 5,000 4,651
NYU Langone Hospitals,
Series 2020
3.38% 07/01/55 15,000 11,487
OhioHealth Corp.,
Series 2020
3.04% 11/15/50 15,000 11,597
PerkinElmer, Inc.
2.25% 09/15/31 20,000 15,841
2.55% 03/15/31 35,000 28,673
Pfizer, Inc.
4.10% 09/15/38 10,000 9,675
Providence St. Joseph Health Obligated Group,
Series H
2.75% 10/01/26 10,000 9,618
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30 55,000 44,174
Royalty Pharma PLC
(United Kingdom)
1.75% 09/02/27
5
45,000 38,450
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Sharp HealthCare,
Series 20B
2.68% 08/01/50 $ 50,000 $ 34,753
Smith & Nephew PLC
(United Kingdom)
2.03% 10/14/30
5
30,000 23,900
STERIS Irish FinCo UnLtd Co.
(Ireland)
2.70% 03/15/31
5
30,000 25,277
UnitedHealth Group, Inc.
3.25% 05/15/51 45,000 35,430
3.70% 08/15/49 10,000 8,558
4.25% 04/15/47 15,000 14,087
Universal Health Services, Inc.
1.65% 09/01/26
4
40,000 34,707
West Virginia United Health System Obligated Group,
Series 2020
3.13% 06/01/50 35,000 25,457
1,219,283
Industrials — 3.05%
Amcor Flexibles North America, Inc.
2.63% 06/19/30 5,000 4,106
BAE Systems Holdings, Inc.
3.85% 12/15/25
4
20,000 19,665
BAE Systems PLC
(United Kingdom)
3.40% 04/15/30
4,5
30,000 27,415
Berry Global, Inc.
0.95% 02/15/24 15,000 14,214
1.57% 01/15/26 28,000 25,011
Boeing Co. (The)
1.43% 02/04/24 20,000 19,143
5.93% 05/01/60 12,000 11,065
CCL Industries, Inc.
(Canada)
3.05% 06/01/30
4,5
25,000 21,739
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
1.74% 05/05/26
8
10,000 9,495
L3Harris Technologies, Inc.
3.85% 06/15/23 40,000 40,001
Northrop Grumman Corp.
5.15% 05/01/40 28,000 28,407
Sealed Air Corp.
1.57% 10/15/26
4
20,000 17,420
Sonoco Products Co.
3.13% 05/01/30 10,000 8,764
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.63% 04/28/26
4,5
5,000 4,837
3.90% 03/22/23
4,5
50,000 49,999
Trane Technologies Luxembourg Finance SA
(Luxembourg)
3.55% 11/01/24
5
5,000 4,942

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
WRKCo, Inc.
3.00% 09/15/24 $ 30,000 $ 29,339
3.00% 06/15/33 5,000 4,227
339,789
Information Technology — 5.04%
Amazon.com, Inc.
2.50% 06/03/50 67,000 47,591
3.10% 05/12/51 7,000 5,528
3.60% 04/13/32 35,000 33,754
Analog Devices, Inc.
2.95% 10/01/51 25,000 19,201
Apple, Inc.
2.65% 05/11/50 70,000 51,793
2.65% 02/08/51 31,000 22,980
Broadcom, Inc.
2.60% 02/15/33
4
30,000 23,191
3.14% 11/15/35
4
25,000 19,122
3.42% 04/15/33
4
15,000 12,415
3.63% 10/15/24 15,000 14,863
CDW LLC/CDW Finance Corp.
3.28% 12/01/28 25,000 21,604
Fiserv, Inc.
2.65% 06/01/30 15,000 12,719
Intel Corp.
3.05% 08/12/51 15,000 11,202
3.25% 11/15/49 15,000 11,691
Micron Technology, Inc.
2.70% 04/15/32 25,000 19,986
Netflix, Inc.
3.63% 06/15/25
4
30,000 28,650
NVIDIA Corp.
3.50% 04/01/50 20,000 17,024
Oracle Corp.
3.60% 04/01/50 60,000 41,790
3.95% 03/25/51 47,000 34,553
salesforce, Inc.
2.90% 07/15/51 30,000 22,770
Skyworks Solutions, Inc.
0.90% 06/01/23 25,000 24,229
Take-Two Interactive Software, Inc.
4.00% 04/14/32 40,000 37,616
VMware, Inc.
1.00% 08/15/24 30,000 28,101
562,373
Insurance — 6.05%
Allstate Corp. (The)
3.85% 08/10/49 20,000 17,153
Aon Corp.
2.80% 05/15/30 25,000 21,895
3.75% 05/02/29 5,000 4,727
Aon Corp./Aon Global Holdings PLC
2.05% 08/23/31 10,000 8,047
3.90% 02/28/52 25,000 20,610
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Arthur J Gallagher & Co.
3.05% 03/09/52 $ 20,000 $ 13,885
Athene Global Funding
1.61% 06/29/26
4
15,000 13,081
1.99% 08/19/28
4
10,000 8,298
(SOFR Index plus 0.70%)
1.99% 05/24/24
4,8
30,000 29,159
Berkshire Hathaway Finance Corp.
2.85% 10/15/50 25,000 18,104
2.88% 03/15/32 10,000 8,981
4.20% 08/15/48 20,000 18,325
Brown & Brown, Inc.
4.20% 03/17/32 40,000 36,521
Equitable Financial Life Global Funding
1.80% 03/08/28
4
20,000 17,395
Farmers Exchange Capital II
6.15% 11/01/53
3,4
10,000 10,512
Farmers Insurance Exchange
4.75% 11/01/57
3,4
55,000 49,733
Guardian Life Insurance Co. of America (The)
3.70% 01/22/70
4
45,000 33,823
Marsh & McLennan Cos., Inc.
2.25% 11/15/30 10,000 8,448
Massachusetts Mutual Life Insurance Co.
3.38% 04/15/50
4
17,000 13,209
MMI Capital Trust I,
Series B
7.63% 12/15/27 25,000 28,259
Nationwide Mutual Insurance Co.
4.12% 12/15/24
3,4
45,000 45,010
New York Life Insurance Co.
3.75% 05/15/50
4
65,000 53,247
Northwestern Mutual Life Insurance Co. (The)
3.45% 03/30/51
4
39,000 29,741
Principal Life Global Funding II
0.75% 04/12/24
4
25,000 23,656
Progressive Corp. (The)
3.70% 03/15/52 10,000 8,493
Teachers Insurance & Annuity Association of America
3.30% 05/15/50
4
15,000 11,477
4.38% 09/15/54
3,4
65,000 63,901
Travelers Cos., Inc. (The)
4.05% 03/07/48 10,000 9,028
Trinity Acquisition PLC
(United Kingdom)
4.40% 03/15/26
5
20,000 19,792
Willis North America, Inc.
2.95% 09/15/29 35,000 30,038
674,548
Materials — 0.62%
Georgia-Pacific LLC
2.30% 04/30/30
4
10,000 8,682
3.60% 03/01/25
4
20,000 19,857
International Flavors & Fragrances, Inc.
1.23% 10/01/25
4
5,000 4,519

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
7 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Materials (continued)
2.30% 11/01/30
4
$ 15,000 $ 12,342
5.00% 09/26/48 25,000 23,326
68,726
Real Estate Investment Trust (REIT) — 6.65%
Alexandria Real Estate Equities, Inc.
4.50% 07/30/29 11,000 10,724
American Assets Trust LP
3.38% 02/01/31 30,000 25,636
American Campus Communities Operating Partnership LP
2.25% 01/15/29 15,000 13,894
3.30% 07/15/26 10,000 9,787
3.63% 11/15/27 35,000 34,562
3.75% 04/15/23 25,000 24,982
American Homes 4 Rent LP
2.38% 07/15/31 15,000 12,004
Boston Properties LP
2.55% 04/01/32 10,000 7,953
3.40% 06/21/29 5,000 4,486
Crown Castle International Corp.
3.30% 07/01/30 50,000 44,146
CubeSmart LP
2.25% 12/15/28 20,000 17,100
4.38% 02/15/29 5,000 4,857
Equinix, Inc.
3.90% 04/15/32 37,000 33,481
Essex Portfolio LP
2.65% 03/15/32 5,000 4,155
Extra Space Storage LP
3.90% 04/01/29 25,000 23,484
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 5,000 4,838
4.00% 01/15/30 65,000 57,214
Healthcare Realty Trust, Inc.
3.63% 01/15/28 30,000 28,041
Healthcare Trust of America Holdings LP
2.00% 03/15/31 20,000 15,523
Healthpeak Properties, Inc.
4.00% 06/01/25 35,000 34,935
Hudson Pacific Properties LP
3.95% 11/01/27 50,000 47,653
Invitation Homes Operating Partnership LP
2.30% 11/15/28 30,000 25,299
Kilroy Realty LP
2.50% 11/15/32 15,000 11,738
3.45% 12/15/24 15,000 14,637
Life Storage LP
2.20% 10/15/30 40,000 32,139
LXP Industrial Trust
2.38% 10/01/31 5,000 3,887
2.70% 09/15/30 45,000 37,010
Piedmont Operating Partnership LP
2.75% 04/01/32 45,000 34,798
SL Green Operating Partnership LP
3.25% 10/15/22 45,000 45,015
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Ventas Realty LP
4.13% 01/15/26 $ 10,000 $ 9,905
VICI Properties LP
5.13% 05/15/32 30,000 28,337
VICI Properties LP/VICI Note Co., Inc.
4.63% 06/15/25
4
28,000 26,703
Weyerhaeuser Co.
3.38% 03/09/33 15,000 13,099
742,022
Retail — 0.88%
7-Eleven, Inc.
0.80% 02/10/24
4
35,000 33,189
Alimentation Couche-Tard, Inc.
(Canada)
3.80% 01/25/50
4,5
45,000 34,037
McDonald's Corp.
(MTN)
4.20% 04/01/50 15,000 13,497
Starbucks Corp.
3.00% 02/14/32 20,000 17,403
98,126
Services — 1.45%
Global Payments, Inc.
1.50% 11/15/24 35,000 32,844
Moody's Corp.
2.75% 08/19/41 20,000 14,689
3.75% 02/25/52 15,000 12,335
Northwestern University
3.69% 12/01/38 10,000 9,340
RELX Capital, Inc.
4.00% 03/18/29 35,000 33,940
S&P Global, Inc.
4.75% 08/01/28
4
15,000 15,258
University of Southern California
2.81% 10/01/50 10,000 7,639
Waste Connections, Inc.
(Canada)
2.60% 02/01/30
5
5,000 4,380
3.05% 04/01/50
5
20,000 14,820
3.20% 06/01/32
5
15,000 13,381
William Marsh Rice University
2.60% 05/15/50 5,000 3,661
162,287
Transportation — 1.91%
Burlington Northern Santa Fe LLC
3.30% 09/15/51 20,000 16,135
4.40% 03/15/42 18,000 17,113
Canadian Pacific Railway Co.
(Canada)
2.45% 12/02/31
5
35,000 30,067
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 22,010 19,399

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation (continued)
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75% 05/15/32 $ 13,354 $ 11,333
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00% 11/15/32 27,055 24,883
Norfolk Southern Corp.
3.00% 03/15/32 15,000 13,544
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13% 10/22/23 19,090 19,205
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 12,758 12,838
Union Pacific Corp.
2.80% 02/14/32 15,000 13,354
2.95% 03/10/52 10,000 7,418
3.84% 03/20/60 25,000 20,933
United Airlines Pass-Through Trust,
Series 2016-2, Class AA
2.88% 10/07/28 7,621 6,918
213,140
Water — 0.31%
American Water Capital Corp.
3.45% 05/01/50 11,000 8,789
Essential Utilities, Inc.
5.30% 05/01/52 25,000 25,300
34,089
Total Corporates
(Cost $11,751,843) 9,966,081
MORTGAGE-BACKED — 0.53%**
Non-Agency Commercial Mortgage-Backed — 0.21%
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.30% 03/10/46
3
298,246 1,483
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
1.00% 09/10/47
1,2,3
594,623 8,525
Commercial Mortgage Trust,
Series 2014-UBS6, Class XA (IO)
1.00% 12/10/47
3
430,752 7,204
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.58% 08/10/43
3,4
1,275,472 5,713
GS Mortgage Securities Trust,
Series 2011-GC3, Class X (IO)
0.00% 03/10/44
3,4
99,021 1
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class XA (IO)
1.69% 11/15/45
1,2,3,4
84,080 3
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.30% 08/10/49
1,2,3,4
$ 2,200,000 $ 569
23,498
U.S. Agency Commercial Mortgage-Backed — 0.22%
Fannie Mae-Aces,
Series 2015-M4, Class X2 (IO)
0.27% 07/25/22
3
2,815 —
Ginnie Mae,
Series 2009-111, Class IO (IO)
0.19% 09/16/51
3
515,655 22,763
Ginnie Mae,
Series 2012-144, Class IO (IO)
0.33% 01/16/53
3
153,820 1,484
24,247
U.S. Agency Mortgage-Backed — 0.10%
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
4.38% 11/25/41
8
30,947 2,832
Fannie Mae REMICS,
Series 2012-128, Class UA
2.50% 06/25/42 8,761 8,277
11,109
Total Mortgage-Backed
(Cost $192,785) 58,854
MUNICIPAL BONDS — 3.91%*
California — 1.50%
California State University Revenue Bonds, University &
College Improvements, Series B
2.37% 11/01/35 35,000 28,185
City of San Francisco Public Utilities Commission Water
Revenue Bonds, Series E
2.83% 11/01/41 25,000 19,415
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
3.89% 05/15/38 15,000 13,668
Los Angeles Department of Water & Power Water System
Revenue Bonds, Water Utility Improvements, Series SY
6.01% 07/01/39 5,000 5,622
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series KR
5.75% 07/01/34 30,000 33,381
5.76% 07/01/29 10,000 10,808
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series RY
6.76% 07/01/34 5,000 5,982
Regents of the University of California Medical Center
Pooled Revenue Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.26% 05/15/60 5,000 3,768

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
9 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
California (continued)
San Francisco City & County Airport Commercial-San
Francisco International Airport Revenue Bonds, Series C
3.05% 05/01/34 $ 35,000 $ 29,823
Santa Clara Valley Transportation Authority Revenue Bonds,
Transit Improvements
5.88% 04/01/32 10,000 10,884
University of California, Taxable, College & University,
Revenue Bonds, University & College Improvements, Series
AJ
4.60% 05/15/31 5,000 5,152
166,688
Florida — 0.12%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50% 10/01/31 15,000 13,867
Massachusetts — 0.15%
Massachusetts School Building Authority Revenue Bonds,
Series A
2.50% 02/15/37 10,000 7,852
Massachusetts School Building Authority Revenue Bonds,
Series B
2.97% 10/15/32 10,000 8,983
16,835
Michigan — 0.42%
University of Michigan Revenue Bonds, Series C
3.50% 04/01/34 35,000 33,890
University of Michigan Revenue Bonds, Taxable, Revenue
Bonds, University & College Improvements, Series A
3.50% 04/01/52 15,000 13,314
47,204
New York — 1.30%
City of New York General Obligation Bonds, Series D
1.92% 08/01/31 25,000 20,693
Metropolitan Transportation Authority Revenue Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 5,000 5,231
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
3.73% 08/01/29 5,000 4,897
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series E
1.97% 02/01/33 20,000 16,083
New York City Transitional Finance Authority Future
Tax Secured Revenue Bonds, Taxable Bonds, Public
Improvements
3.96% 08/01/32 30,000 29,349
New York State Dormitory Authority Revenue Bonds, Series
C
1.95% 03/15/29 50,000 43,365
New York State Urban Development Corp. Revenue Bonds,
Transit Improvements, Series B
2.54% 03/15/34 10,000 8,468
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York (continued)
2.59% 03/15/35 $ 20,000 $ 16,739
144,825
Ohio — 0.12%
Ohio, Taxable Revenue Bonds, Advanced Refunding,
Cleveland Clinic
2.89% 01/01/32 15,000 13,321
Texas — 0.30%
Dallas Fort Worth International Airport Revenue Bonds,
Series A
4.09% 11/01/51 35,000 33,926
Total Municipal Bonds
(Cost $501,292) 436,666
U.S. TREASURY SECURITIES — 3.40%
U.S. Treasury Bonds — 0.56%
U.S. Treasury Bonds
2.88% 05/15/52 43,000 40,615
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
0.13% 02/15/52
9
28,041 21,619
62,234
U.S. Treasury Notes — 2.84%
U.S. Treasury Notes
2.63% 05/31/27 105,000 103,027
2.88% 05/15/32 131,000 129,439
2.88% 06/15/25 85,000 84,698
317,164
Total U.S. Treasury Securities
(Cost $380,268) 379,398
Total Bonds — 97.54%
(Cost $12,867,872)
10,879,374
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 0.92%
Money Market Funds — 0.92%
Dreyfus Government Cash Management Fund
1.35%
10
79,000 79,000
Fidelity Investments Money Market Funds - Government
Portfolio
1.21%
10
23,277 23,277
Total Short-Term Investments
(Cost $102,277) 102,277
Total Investments - 98.46%
(Cost $12,970,149) 10,981,651
Cash and Other Assets, Less Liabilities - 1.54% 171,527
Net Assets - 100.00% $ 11,153,178

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 10
1
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
2
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $52,395, which is 0.47% of total net assets.
3
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
4
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
5
Foreign denominated security issued by foreign domiciled entity.
6
Non-income producing security.
7
Security is currently in default with regard to scheduled interest or principal payments.
8
Floating rate security. The rate disclosed was in effect at June 30, 2022.
9
Inflation protected security. Principal amount reflects original security face amount.
10
Represents the current yield as of June 30, 2022.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(BKNT): Bank Note
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(S&P): Standard & Poor’s
(SOFR): Secured Overnight Financing Rate
(USD): U.S. Dollar
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 6 09/30/22 $ 1,260,094 $ (2,476) $ (2,476)
U.S. Treasury Five-Year Note 4 09/30/22 449,000 (438) (438)
1,709,094 (2,914) (2,914)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 6 09/21/22 (764,250) 13,085 13,085
U.S. Treasury Ultra Bond 1 09/21/22 (154,344) 4,928 4,928
(918,594) 18,013 18,013
TOTAL FUTURES CONTRACTS $ 790,500 $ 15,099 $ 15,099
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
Appreciation
(Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap
1
12/07/53
3-month USD
LIBOR Quarterly 1.74% Semi-annually $ 35 $ 7,710 $ — $ 7,710
Interest Rate Swap
1
09/28/53
3-month USD
LIBOR Quarterly 1.87% Semi-annually 95 18,820 — 18,820
Interest Rate Swap
1
09/28/25 1.39% Semi-annually
3-month USD
LIBOR Quarterly 1,130 (33,637) — (33,637)
Interest Rate Swap
1
12/07/25 1.69% Semi-annually
3-month USD
LIBOR Quarterly 420 (9,779) — (9,779)
Interest Rate Swap
1
06/10/24 1.95% Annual
3-month USD
LIBOR Annual 660 (13,099) — (13,099)
TOTAL SWAPS CONTRACTS $ 2,340 $ (29,985) $ — $ (29,985)
1
Centrally cleared.

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
11 / June 2022
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset was determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 12
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2022 is as follows:
CORPORATE BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 102,277 $ — $ — $ 102,277
Long-Term Investments:
Asset-Backed Securities — — 38,375 38,375
Corporates — 9,961,158 4,923 9,966,081
Mortgage-Backed Securities — 49,757 9,097 58,854
Municipal Bonds — 436,666 — 436,666
U.S. Treasury Securities 357,779 21,619 — 379,398
Other Financial Instruments
*
Assets:
Interest rate contracts 18,013 26,530 — 44,543
Liabilities:
Interest rate contracts (2,914) (56,515) — (59,429)
Total $ 475,155 $ 10,439,215 $ 52,395 $ 10,966,765
*Other financial instruments include futures and swaps. Interest rate contracts include futures and swaps.

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
13 / June 2022
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2022 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
CORPORATE BOND
FUND
ASSET-BACKED
SECURITIES CORPORATES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2022 $ 39,936 $ 5,355 $ 12,295
Accrued discounts/premiums — — —
Realized gain (loss) — — —
Change in unrealized (depreciation)* — (432) (3,744)
Purchases — — (266)
Sales — — (749)
Other** (1,561) — 1,561
Transfers into Level 3*** — — —
Transfers out of Level 3*** — — —
Balance as of
June 30, 2022
$ 38,375 $ 4,923 $ 9,097
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2022 was $(4,176) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**Certain Level 3 investments were re-classified between Mortgage-Backed Securities – Non-Agency and Asset-Backed Securities.
***There were no transfers between level 2 and 3 for the period ended June 30, 2022.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2022, are as follows:
CORPORATE BOND FUND
FAIR VALUE AT
6/30/22
VALUATION
TECHNIQUE* UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $38,375 Broker Quote Offered Quote $92.06 $92.06 Increase
Corporate Securities $4,923 Third-Party Vendor Vendor Prices $85.50 $85.50 Increase
Mortgage-Backed Securities-
Non-Agency Commercial
Mortgage-Backed $9,097 Third-Party Vendor Vendor Prices $0.00 - $1.43 $1.35 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.